United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-6165
(Investment Company Act File Number)

Federated Hermes Municipal Securities Income Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-08-31

Date of Reporting Period: Six months ended 2026-02-28

Item 1.	Reports to Stockholders

Federated Hermes Municipal High Yield Advantage Fund
Class A Shares / FMOAX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.89%
Key Fund Statistics
Net Assets	$452,779,191
Number of Investments	344
Portfolio Turnover	8%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923864
8040407-A (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Municipal High Yield Advantage Fund
Class C Shares / FMNCX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$84	1.64%
Key Fund Statistics
Net Assets	$452,779,191
Number of Investments	344
Portfolio Turnover	8%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923849
8040407-B (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Municipal High Yield Advantage Fund
Class F Shares / FHTFX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$46	0.89%
Key Fund Statistics
Net Assets	$452,779,191
Number of Investments	344
Portfolio Turnover	8%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923831
8040407-C (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Municipal High Yield Advantage Fund
Institutional Shares / FMYIX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.64%
Key Fund Statistics
Net Assets	$452,779,191
Number of Investments	344
Portfolio Turnover	8%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923815
8040407-D (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Ohio Municipal Income Fund
Class A Shares / OMIAX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$39	0.77%
Key Fund Statistics
Net Assets	$72,970,269
Number of Investments	103
Portfolio Turnover	15%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923823
2032305-A (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Ohio Municipal Income Fund
Class F Shares / OMIFX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$47	0.92%
Key Fund Statistics
Net Assets	$72,970,269
Number of Investments	103
Portfolio Turnover	15%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923609
2032305-B (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Ohio Municipal Income Fund
Institutional Shares / OMIIX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%
Key Fund Statistics
Net Assets	$72,970,269
Number of Investments	103
Portfolio Turnover	15%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923765
2032305-C (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Pennsylvania Municipal Income Fund
Class A Shares / PAMFX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$39	0.76%
Key Fund Statistics
Net Assets	$95,230,388
Number of Investments	94
Portfolio Turnover	10%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923708
2032304-A (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Pennsylvania Municipal Income Fund
Institutional Shares / PAMIX
Semi-Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes Municipal Securities Income Trust
This semi-annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.53%
Key Fund Statistics
Net Assets	$95,230,388
Number of Investments	94
Portfolio Turnover	10%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313923757
2032304-B (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
February 28, 2026

Share Class | Ticker	A | FMOAX	C | FMNCX	F | FHTFX	Institutional | FMYIX

Federated Hermes Municipal High Yield Advantage Fund

A Portfolio of Federated Hermes Municipal Securities Income Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—96.4%
		Alabama—2.5%
$ 2,000,000		Birmingham, AL Special Care Facilities Financing Authority (Children’s Hospital of Alabama), Revenue Bonds (Series 2025A), 5.250%, 6/1/2055	$ 2,113,621
2,000,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), 6.000%, 1/1/2060	1,665,646
467,098	[1,2,3]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2008), 0.000%, 1/1/2060	24,314
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	2,106,811
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	2,119,848
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), 5.000%, 6/1/2054	990,853
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024B), (Original Issue Yield: 4.875%), 4.750%, 12/1/2054	956,529
1,335,000	[4]	The Industrial Development Authority of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	1,397,330
		TOTAL	11,374,952
		Arizona—2.1%
650,000	[4]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	605,511
500,000	[4]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	465,778
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	1,021,203
1,000,000	[4]	Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	885,428
750,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), (Original Issue Yield: 5.220%), 5.000%, 7/1/2045	763,207
1,000,000	[4]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	1,086,953
1,000,000	[4]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	1,071,130
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,341,304
400,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2047	324,165
		TOTAL	9,564,679
		Arkansas—0.3%
1,250,000		Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2022), 5.450%, 9/1/2052	1,260,044
		California—5.2%
1,445,000	[4]	California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	780,300
2,000,000		California Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 12/31/2043	2,033,118
2,250,000		California Municipal Finance Authority (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2023A), 4.375%, Mandatory Tender 9/1/2033	2,351,381
2,000,000	[4]	California Public Finance Authority (Sunrise of Manhattan Beach), Senior Living Rental Housing Revenue Bonds (Series 2025-A1), (Original Issue Yield: 7.000%), 6.750%, 7/1/2065	2,155,539
1,000,000	[4]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,004,954
500,000	[4]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	476,225
580,000	[4]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	598,555
520,000	[4]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	475,369
2,250,000	[4]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,251,681
14,000,000	[3]	Golden State, CA Tobacco Securitization Corp., Subordinate Tobacco Settlement Asset-Backed Bonds (Series 2021B-2), 0.000%, 6/1/2066	1,492,617
1,000,000		Los Angeles, CA Department of Airports, Subordinate Revenue and Refunding Revenue Bonds (Series 2025A), 5.250%, 5/15/2043	1,118,029
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 2,000,000		Los Angeles, CA Department of Airports, Subordinate Revenue and Refunding Revenue Bonds (Series 2025E), 5.250%, 5/15/2055	$ 2,168,242
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,104,295
1,000,000		Orange County, CA Community Facilities District No. 2023-1 (Rienda Phase 2B), Special Tax Bonds (Series 2023A), (Original Issue Yield: 5.550%), 5.500%, 8/15/2053	1,043,480
1,600,000		San Diego County, CA Regional Airport Authority, Senior Airport Revenue Bonds (Series 2025B), 5.250%, 7/1/2050	1,691,929
600,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2024A), 5.250%, 5/1/2044	656,469
		TOTAL	23,402,183
		Colorado—3.5%
1,000,000		Banning Lewis Ranch Metropolitan District No. 4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,001,897
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	987,123
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,500,661
500,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2061	396,502
1,750,000		Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation), Charter School Revenue Bonds (Series 2022), 5.000%, 9/1/2057	1,697,433
1,000,000	[4]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,003,553
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	993,460
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2031	1,501,283
750,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2023B), 5.500%, 11/15/2040	846,972
750,000		Denver, CO Health & Hospital Authority, Revenue Bonds (Series 2025A), 6.000%, 12/1/2055	807,933
325,000		Eagle County, CO Air Terminal Corporation, Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	325,547
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,500,216
1,305,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	1,380,950
735,000		Sterling Ranch, CO Community Authority Board (Sterling Ranch, CO Metropolitan District No. 4 Subdistrict-A), Limited Tax Supported and Special Revenue Refunding Improvement Bonds (Series 2024A), 6.500%, 12/1/2054	764,275
		TOTAL	15,707,805
		Connecticut—0.5%
1,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), 6.500%, 10/1/2055	1,028,432
1,000,000		Steel Point Infrastructure Improvement District, Steelpointe Harbor Special Obligation Revenue Bonds (Series 2024), (Original Issue Yield: 6.090%), 6.000%, 4/1/2052	1,070,847
		TOTAL	2,099,279
		Delaware—1.0%
1,600,000		Delaware EDA (Newark Charter School, Inc.), Charter School Revenue Bonds (Series 2021), 4.000%, 9/1/2041	1,523,683
3,000,000	[4]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	3,036,985
		TOTAL	4,560,668
		District of Columbia—1.2%
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	932,496
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	991,211
1,500,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue and Refunding Bonds (Series 2025A), 5.250%, 6/1/2050	1,625,229
2,000,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2024A), (Original Issue Yield: 4.530%), 4.375%, 7/15/2059	1,908,225
		TOTAL	5,457,161
		Florida—10.9%
1,245,000		Alta Lakes, FL CDD, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,177,329
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 115,000		Arborwood, FL CDD, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	$ 115,129
1,000,000		Ave Maria Stewardship Community District, FL (Phase 5 Master Improvements Project), Capital Improvement Revenue Bonds (Series 2025), 5.600%, 5/1/2056	1,002,928
1,500,000	[4]	Capital Projects Finance Authority, FL (Trilogy Community Development Foundation, Inc.), Millenia Moments Orlando Project Revenue Bonds (Series 2025A), (Original Issue Yield: 7.400%), 7.125%, 1/1/2065	1,561,658
1,000,000		Capital Trust Authority (Convivial St. Petersburg), Revenue Bond Anticipation Notes (Series 2024A), 12.000%, 10/3/2029	1,210,436
2,000,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2054	2,103,528
665,000		Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	675,073
1,000,000		Florida Development Finance Corp. (Mayflower Retirement Community), Senior Living Revenue Bonds (Series 2021A), 4.000%, 6/1/2055	748,612
1,000,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024A), 5.250%, 8/1/2055	1,027,939
1,735,000		Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.970%), 6.875%, 11/15/2064	1,827,752
1,000,000	[4]	Florida Local Government Finance Commission (The Sanctuary at Village on the Isle), Revenue Bond Anticipation Notes (Series 2025A), 11.000%, 12/22/2030	1,040,331
1,000,000		Greater Orlando, FL Aviation Authority (United Airlines, Inc.), Special Purpose Airport Facilities Revenue Bonds (Series 2025), 5.500%, 11/1/2037	1,096,037
500,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.300%, 5/1/2043	546,970
1,000,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.500%, 5/1/2053	1,068,148
1,000,000		Harbor Bay, FL CDD, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	897,399
1,000,000		Hillsborough County, FL Aviation Authority, Revenue Bonds (Series 2024B), 5.500%, 10/1/2054	1,062,649
265,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-1), 4.100%, 5/1/2051	220,348
15,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-2), (Original Issue Yield: 3.960%), 3.875%, 5/1/2031	15,368
555,000		Lakewood Ranch, FL Stewardship District (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	480,409
1,000,000		Lakewood Ranch, FL Stewardship District (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,005,628
1,000,000		Lakewood Ranch, FL Stewardship District (Lakewood Ranch Southeast Project), Special Assessment Revenue Bonds (Series 2025), (Original Issue Yield: 6.080%), 6.000%, 5/1/2056	1,037,887
750,000		Lakewood Ranch, FL Stewardship District (Northeast Sector Phase-2B), Special Assessment Revenue Bonds (Series 2020), 4.000%, 5/1/2050	634,355
1,000,000		Lakewood Ranch, FL Stewardship District (Northeast Sector Project - Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,014,963
760,000		Lakewood Ranch, FL Stewardship District (Palm Grove Project), Special Assessment Revenue Bonds (Series 2024), (Original Issue Yield: 5.530%), 5.500%, 5/1/2055	767,025
1,000,000		Lakewood Ranch, FL Stewardship District (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.300%, 5/1/2054	1,055,567
1,075,000		Lakewood Ranch, FL Stewardship District (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,075,360
1,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2057	943,581
1,600,000		Lee County, FL Port Authority, Airport Revenue Bonds (Series 2024), 5.250%, 10/1/2049	1,685,526
1,000,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIA Assessment Area), Capital Improvement Revenue Bonds Phase IIA (Series 2022-2), (Original Issue Yield: 5.740%), 5.700%, 5/1/2053	1,026,475
500,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIB Assessment Area), Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.500%, 5/1/2044	524,251
500,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIB Assessment Area), Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.850%, 5/1/2054	514,843
810,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds Phase IIB Assessment Area (Series 2019), 4.000%, 5/1/2050	693,128
1,500,000		Miami-Dade County, FL Aviation Department, Aviation Revenue Bonds (Series 2025A), 5.500%, 10/1/2055	1,579,482
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 5.800%, 5/1/2043	1,046,557
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 6.000%, 5/1/2054	$ 1,022,993
1,000,000		Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.250%, 10/1/2056	1,048,234
2,500,000		Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center), Hospital Revenue Bonds (Series 2025), (Original Issue Yield: 5.510%), 5.250%, 11/1/2055	2,544,918
1,750,000	[1,2,4,5]	Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	332,500
145,000	[1,2]	Reunion, FL East CDD, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
1,125,000		River Landing CDD, Capital Improvement Revenue Bonds (Series 2020A), (Original Issue Yield: 4.360%), 4.350%, 5/1/2051	1,010,124
900,000		Rivers Edge III CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	764,780
1,250,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	1,207,671
1,000,000		Shadowlawn, FL CDD, Special Assessment Revenue Bonds (Series 2024), 5.850%, 5/1/2054	1,004,780
585,000		Southern Grove, FL CDD #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	547,126
495,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	495,700
770,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	706,302
400,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.600%), 5.550%, 5/1/2043	418,298
600,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.800%), 5.750%, 5/1/2053	611,538
900,000		Tolomato, FL CDD, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	905,768
1,000,000		Tolomato, FL CDD, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	1,015,791
1,250,000		Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.625%, 1/1/2060	1,255,155
825,000		Verandah West, FL CDD, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	825,876
1,330,000		Windward at Lakewood Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2022), 4.250%, 5/1/2052	1,145,486
		TOTAL	49,345,712
		Georgia—2.8%
2,000,000		Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-2), 5.500%, 4/1/2039	2,094,931
1,985,000		Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	2,036,032
1,000,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,002,090
3,000,000		Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue Bonds (Series 2025A), 5.000%, 7/1/2055	3,154,256
475,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	475,709
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Revenue Refunding Bonds (Series 2023A), 5.250%, 7/1/2064	1,551,632
500,000		Rockdale County, GA Development Authority (Pratt Industries, Inc.), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	501,653
1,800,000	[4]	Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.450%), 6.250%, 6/1/2061	1,813,096
		TOTAL	12,629,399
		Guam—0.2%
1,000,000		Guam Waterworks Authority, Water and Wastewater System Revenue Bonds (Series 2025A), 5.500%, 7/1/2055	1,050,250
		Hawaii—0.2%
750,000		Hawaii State Airports System, Airports System Revenue Bonds (Series 2025A), 5.500%, 7/1/2054	803,206
		Idaho—1.2%
2,000,000		Idaho Health Facilities Authority (North Canyon Medical Center), Revenue and Refunding Bonds (Series 2023), 7.125%, 11/1/2057	2,135,293
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	2,630,759
490,000		Idaho Health Facilities Authority (Terraces of Boise), Taxable Exchange Revenue Refunding Bonds (Series 2021B), 8.000%, 10/1/2028	488,342
		TOTAL	5,254,394
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Illinois—6.1%
$ 1,125,000		Chicago, IL (TrIPs Obligated Group), Chicago O’Hare International Airport Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	$ 1,131,074
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 6.000%, 12/1/2049	2,071,723
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	1,028,000
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023A), 5.750%, 1/1/2048	1,072,785
1,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.500%, 1/1/2055	1,038,222
1,250,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2024A), 5.500%, 1/1/2059	1,305,399
1,000,000		Chicago, IL Transit Authority, Sales Tax Receipt Revenue Refunding Bonds (Series 2024A), 5.000%, 12/1/2049	1,031,197
3,250,000		Chicago, IL, UT GO Bonds (Series 2025A), 6.000%, 1/1/2050	3,419,670
313,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	313,965
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.350%), 5.250%, 5/15/2042	1,911,872
2,625,000	[4]	Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	2,755,718
8,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	8,336,472
1,000,000		Illinois State, UT GO Bonds (Series 2022A), 5.500%, 3/1/2042	1,092,568
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.250%, 5/1/2045	1,063,457
		TOTAL	27,572,122
		Indiana—1.4%
915,000		Indiana State Finance Authority (KIPP Indianapolis), Revenue Bonds (Series 2020A), 5.000%, 7/1/2055	827,090
1,000,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2044	1,034,134
1,670,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	1,748,997
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,052,839
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-2), (Original Issue Yield: 8.200%), 7.750%, 3/1/2067	1,105,773
750,000		Valparaiso, IN (Pratt Paper (IN), LLC), Exempt Facilities Revenue Bonds (Series 2024), 5.000%, 1/1/2054	743,911
		TOTAL	6,512,744
		Iowa—1.3%
2,930,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	3,417,400
2,930,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021A-2 Class 1), 4.000%, 6/1/2049	2,506,910
10,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), (United States Treasury PRF 12/1/2026@100), 5.000%, 12/1/2041	10,212
		TOTAL	5,934,522
		Kentucky—1.1%
375,000		Henderson, KY (Pratt Paper (KY), LLC), Exempt Facilities Revenue Bonds (Series 2022), 4.700%, 1/1/2052	357,908
650,000		Kenton County, KY Airport Board, Revenue Bonds (Series 2024A), 5.250%, 1/1/2054	669,836
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,613,487
1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2040	1,095,364
1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2041	1,090,698
		TOTAL	4,827,293
		Louisiana—1.7%
1,000,000		Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC), I-10 Calcasieu River Bridge Senior Lien Revenue Bonds (Series 2024), 5.500%, 9/1/2054	1,027,366
1,000,000		Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC), I-10 Calcasieu River Bridge Senior Lien Revenue Bonds (Series 2024), 5.500%, 9/1/2059	1,026,973
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$ 30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	$ 30,169
600,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	625,141
2,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	2,090,060
1,700,000		New Orleans, LA Aviation Board, General Airport Revenue Refunding Bonds (Series 2024B), 5.250%, 1/1/2045	1,801,664
1,000,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008), 6.100%, Mandatory Tender 6/1/2030	1,114,010
		TOTAL	7,715,383
		Maine—0.1%
500,000	[4]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2024), 4.625%, Mandatory Tender 6/1/2035	522,536
		Maryland—1.3%
955,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	967,416
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	500,780
1,680,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax Limited Obligation Refunding Bonds (Series 2020B), 4.625%, 7/1/2043	1,692,883
1,000,000		Maryland State Economic Development Corp. (Port Covington District), Special Obligation Bonds (Series 2020), 4.000%, 9/1/2050	846,057
1,000,000		Rockville, MD Mayor & City Council (Ingleside at King Farm), Economic Development Revenue Bonds (Series 2017B), 5.000%, 11/1/2042	1,004,020
1,000,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,000,503
		TOTAL	6,011,659
		Massachusetts—0.6%
1,540,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2024B), 5.000%, 5/1/2054	1,611,716
1,000,000		Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group), Revenue Bonds (Series 2025N-1), 5.250%, 7/1/2050	1,031,965
		TOTAL	2,643,681
		Michigan—1.5%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,030,689
250,000		Detroit, MI, UT GO Bonds (Series 2023A), 6.000%, 5/1/2043	282,270
2,000,000		Grand Rapids, MI EDR (Michigan Christian Home Obligated Group), Beacon Hill at Eastgate Project Revenue Bonds (Series 2025A), (Original Issue Yield: 6.170%), 6.125%, 11/1/2060	2,015,892
1,000,000		Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds (Series 2026A), 6.250%, 8/15/2056	1,022,703
610,000		Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds Temps-85 (Series 2026B-1), 4.500%, 8/15/2031	611,857
1,000,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2057	1,041,022
1,500,000	[1,2,5]	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	735,000
		TOTAL	6,739,433
		Minnesota—2.3%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	684,029
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	951,346
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,700,895
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	998,771
3,000,000	[4]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	2,725,000
2,000,000		St. Cloud, MN (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,671,233
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$ 1,000,000		St. Paul, MN Housing & Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Refunding Bonds (Series 2025A), 5.875%, 7/1/2055	$ 1,001,274
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	305,362
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	638,576
		TOTAL	10,676,486
		Mississippi—0.7%
2,000,000		Gulfport, Mississippi (Memorial Hospital at Gulfport Project), Hospital Revenue Bonds (Series 2025), 5.500%, 7/1/2055	2,071,848
1,000,000	[4]	Mississippi Business Finance Corp. (Waste Pro USA, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025), 4.375%, Mandatory Tender 8/2/2027	1,012,728
		TOTAL	3,084,576
		Missouri—0.6%
2,000,000	[4]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1,995,049
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	929,254
		TOTAL	2,924,303
		Montana—0.5%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	860,608
1,425,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,318,947
		TOTAL	2,179,555
		Nevada—1.1%
1,445,000	[4]	Director of the State of Nevada Department of Business and Industry (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	780,300
905,000	[4]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	849,465
1,000,000	[4]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	1,000,218
450,000		Las Vegas, NV (Las Vegas, NV SID No. 613), Sunstone Phases III and IV Local Improvement Bonds (Series 2024), (Original Issue Yield: 5.330%), 5.250%, 12/1/2047	454,846
500,000		Las Vegas, NV (Las Vegas, NV SID No. 613), Sunstone Phases III and IV Local Improvement Bonds (Series 2024), 5.500%, 12/1/2053	508,739
1,125,000		Las Vegas, NV SID No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	967,654
600,000		North Las Vegas, NV SID No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	565,585
		TOTAL	5,126,807
		New Hampshire—1.1%
700,000	[4]	National Finance Authority, NH (Bridgeland Water & Utility District 490, 491, & 158), Special Revenue Bonds (Series 2024), 5.375%, 12/15/2035	700,152
600,000	[4]	National Finance Authority, NH (Highlands Project MUDs), Special Revenue Bonds (Series 2024), 5.125%, 12/15/2030	601,399
800,000		National Finance Authority, NH (Princeton Area Projects MUD), Special Revenue Bonds (Series 2025), 5.500%, 12/1/2030	801,358
1,000,000		National Finance Authority, NH (Winston-Salem Sustainable Energy Partners LLC), Revenue Bonds (Series 2025A), 5.500%, 6/1/2055	1,045,118
968,577		National Finance Authority, NH, Municipal Certificates (Series 2023-2 Class A), (Original Issue Yield: 4.650%), 3.875%, 1/20/2038	965,361
488,572		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	502,077
495,961		National Finance Authority, NH, Municipal Certificates (Series 2025-1 Class A-1), (Original Issue Yield: 4.510%), 4.168%, 1/20/2041	501,193
		TOTAL	5,116,658
		New Jersey—2.2%
185,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	199,949
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,336,913
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 1,500,000	[4]	New Jersey EDA (Repauno Port & Rail Terminal), Dock and Wharf Facility Revenue Bonds (Series 2025), (Original Issue Yield: 6.516%), 6.375%, 1/1/2035	$ 1,580,884
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,000,216
575,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	612,491
1,000,000		Newark, NJ, Mass Transit Access Tax Revenue Bonds (Series 2022), (Assured Guaranty, Inc. INS), 6.000%, 11/15/2062	1,108,705
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	502,196
3,770,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	3,729,767
		TOTAL	10,071,121
		New York—8.4%
1,835,000		Albany Capital Resource Corporation (KIPP Capital Region Public Charter Schools), Revenue Bonds (Series 2024), 5.000%, 6/1/2064	1,781,666
800,000	[4]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	791,113
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2062	1,006,087
1,500,000	[4]	Build NYC Resource Corporation (RiverSpring Health Senior Living), Rivers Edge Revenue Bonds (Series 2026), (Original Issue Yield: 7.030%), 7.000%, 12/15/2055	1,512,020
1,000,000		Build NYC Resource Corporation (TrIPs Obligated Group), Senior Airport Facilities Revenue Bonds (Series 2025), 5.500%, 7/1/2055	1,047,366
4,455,000	[3]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 0.000%, 1/1/2045	1,377,217
1,365,028	[1,5]	Nassau County, NY IDA, Amsterdam at Harborside - Escrow, 5.000%, 12/31/2099	137
4,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2024CC-1), 5.250%, 6/15/2054	4,236,714
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	486,775
3,000,000		New York City, NY, UT GO Bonds (Series 2025C-1), 4.000%, 9/1/2052	2,786,379
665,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	641,253
1,000,000		New York Transportation Development Corporation (Delta Air Lines 2020-1 Class), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,033,462
1,500,000		New York Transportation Development Corporation (Delta Air Lines 2020-1 Class), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2020), (Original Issue Yield: 4.550%), 4.375%, 10/1/2045	1,445,621
2,250,000		New York Transportation Development Corporation (Delta Air Lines 2020-1 Class), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	2,510,773
1,000,000		New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2046	907,548
2,000,000		New York Transportation Development Corporation (JFK Airport Terminal 6 Redevelopment Project), Special Facilities Revenue Bonds (Series 2024A), 5.500%, 12/31/2054	2,057,840
1,800,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	1,802,962
500,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 6.000%, 6/30/2054	524,566
1,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.500%, 6/30/2060	1,021,440
2,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2025), 6.000%, 6/30/2059	2,132,773
1,000,000		Niagara Area, NY Development Corporation (Reworld Holding Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	925,917
2,100,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	2,148,449
2,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.500%, 12/1/2059	2,152,320
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,006,750
2,850,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Subordinate Refunding Bonds (Series 2017B), 5.000%, 6/1/2048	2,622,891
		TOTAL	37,960,039
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		North Carolina—0.4%
$ 1,665,000		North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2054	$ 1,674,514
		Ohio—3.1%
7,600,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	6,275,427
1,500,000		Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	1,589,083
500,000		Montgomery County, OH (Solvita), Health Care Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.250%, 9/1/2054	506,534
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	2,000,242
1,000,000		Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	951,853
1,000,000		Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2053	998,767
1,695,000		West Central Ohio Port Authority (Global Impact STEM Academy), Revenue Bonds (Series 2025A), 5.500%, 12/1/2062	1,710,292
		TOTAL	14,032,198
		Oklahoma—1.0%
2,315,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	2,318,891
500,000		Trustees of the Tulsa Municipal Airport Trust (American Airlines, Inc.), Revenue Bonds (Series 2025), 6.250%, 12/1/2035	587,824
1,750,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,758,207
		TOTAL	4,664,922
		Oregon—0.5%
1,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.250%, 5/1/2050	1,082,953
1,000,000		Port of Portland, OR International Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,039,779
		TOTAL	2,122,732
		Pennsylvania—2.6%
800,000	[4]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	835,984
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	1,967,562
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,174,833
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	759,384
2,000,000		Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,001,333
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,254,404
2,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	2,125,637
1,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 5.000%, 11/1/2051	1,028,689
590,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	590,985
		TOTAL	11,738,811
		Puerto Rico—6.2%
3,673,582	[3]	Commonwealth of Puerto Rico, Clawback CVI Bonds, 0.000%, 11/1/2051	2,268,437
2,314,286	[3]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	1,579,500
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	1,001,221
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	969,258
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	901,542
2,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	2,221,222
4,000,000	[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3,879,799
4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2010 XX), 5.250%, 7/1/2040	2,665,000
995,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2012A), 5.050%, 7/1/2042	662,919
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2013A), 7.000%, 7/1/2033	206,537
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—continued
$ 195,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.070%), 7.000%, 7/1/2040	$ 129,919
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.120%), 7.000%, 7/1/2043	1,665,625
5,000,000	[3]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 0.000%, 7/1/2046	1,789,456
6,764,000	[3]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), 0.000%, 7/1/2051	1,770,664
4,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	4,250,761
2,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	1,946,287
		TOTAL	27,908,147
		South Carolina—0.9%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	978,493
1,000,000	[4]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	1,066,883
1,000,000	[4]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	1,000,479
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue and Revenue Refunding Bonds (Series 2018A), 5.000%, 4/1/2038	1,008,115
		TOTAL	4,053,970
		South Dakota—0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	979,804
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	919,916
		TOTAL	1,899,720
		Texas—7.3%
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	963,421
1,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2023B), 5.000%, 11/1/2047	1,053,322
1,000,000		Harris County, TX Hospital District, LT GO Bonds (Series 2025), 5.250%, 2/15/2055	1,055,929
2,920,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	3,037,326
1,500,000		Houston, TX (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2024B), 5.500%, 7/15/2039	1,643,289
500,000		Houston, TX (United Airlines, Inc.), Terminal Improvement Bonds (Series 2025B), 5.500%, 7/15/2038	544,769
3,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2025A), 5.500%, 7/1/2050	3,207,775
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	2,006,979
1,622,944	[1,2]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	697,899
2,000,000	[4]	New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	1,675,678
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	899,238
1,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2024A), 5.000%, 1/1/2041	1,673,081
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), Hospital Revenue Bonds (Series 2022D), 5.500%, 11/15/2047	1,071,112
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	2,674,044
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks Project), Retirement Facilities Revenue Bonds (Series 2020A), 6.875%, 11/15/2055	1,440,256
3,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Bonds (Series 2019), 5.000%, 6/30/2058	2,997,517
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.500%, 6/30/2040	$ 1,064,397
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	2,075,401
1,195,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,207,756
2,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2024A), 4.375%, 10/15/2059	1,921,402
		TOTAL	32,910,591
		Utah—1.5%
2,000,000	[4]	Panorama Public Infrastructure District No. 1, LT GO Bonds (Series 2025A), 6.250%, 3/1/2055	2,026,698
1,000,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,015,985
1,500,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.500%, 7/1/2055	1,584,990
2,000,000	[4]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	2,002,149
		TOTAL	6,629,822
		Vermont—0.2%
1,000,000	[4]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	1,017,848
		Virgin Islands—0.4%
2,000,000	[4]	Virgin Islands Hotel Development Financing Corporation (Frenchman’s Reef Hotel Acquisition Project), Senior Lien Hotel Revenue Bonds (Series 2025A-1), (Original Issue Yield: 6.250%), 6.000%, 12/1/2055	2,006,770
		Virginia—0.6%
750,000		Henrico County, VA EDA (Bon Secours Mercy Health), Health Facilities Revenue Bonds (Series 2025A), 5.000%, 11/1/2048	788,139
1,365,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,497,576
370,000		Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	363,377
		TOTAL	2,649,092
		Washington—2.5%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines 2020-1 Class), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,001,504
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2025B), 5.500%, 10/1/2050	2,146,354
3,000,000		Public Hospital District No. 4 King County, Washington (Snoqualmie Valley Health), Hospital Revenue and Refunding Bonds (Series 2025A), 7.000%, 12/1/2060	3,075,200
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2025A), 5.500%, 9/1/2055	2,666,046
1,000,000	[4]	Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Revenue Bonds, 6.250%, 1/1/2061	1,001,055
1,625,954		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	1,571,945
		TOTAL	11,462,104
		West Virginia—0.7%
1,000,000		West Virginia EDA (Commercial Metals Corp.), Solid Waste Disposal Facilities Revenue Bonds (Series 2025), 4.625%, Mandatory Tender 5/15/2032	1,029,411
1,000,000	[4]	West Virginia EDA (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	1,095,782
1,000,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	1,077,707
		TOTAL	3,202,900
		Wisconsin—4.5%
700,000	[4]	Public Finance Authority, WI (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	743,933
1,375,000	[4]	Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	1,283,876
2,000,000	[4]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2,098,726
1,500,000	[4]	Public Finance Authority, WI (Mater Academy of Nevada), East Las Vegas Campus Revenue Bonds (Series 2024A), 5.000%, 12/15/2054	1,404,667
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$ 1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	$ 1,000,189
3,000,000	[4]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	2,852,269
2,000,000		Public Finance Authority, WI (SR 400 Peach Partners, LLC), Senior Lien Toll Revenue Bonds (Series 2025), 6.500%, 12/31/2065	2,223,700
2,000,000	[3]	Public Finance Authority, WI Revenue (Alpha Ranch Project MUD), Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.125%), 0.000%, 12/15/2038	936,361
815,000	[3,4]	Public Finance Authority, WI Revenue (Anthem/Freedom, TX Municipal Utility District), Revenue Anticipation Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 5.750%), 0.000%, 12/15/2037	423,308
2,000,000	[3,4]	Public Finance Authority, WI Revenue (Briarwood and Park Place Projects), Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 6.750%), 0.000%, 12/15/2036	994,910
1,500,000		Public Finance Authority, WI Revenue (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Senior Revenue Bonds (Series 2021) Green Bonds, 4.000%, 3/31/2056	1,242,597
2,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Senior Lien Revenue Bonds (Series 2024), 5.750%, 7/1/2054	2,089,905
1,000,000	[4]	Public Finance Authority, WI Revenue (Sky Harbour Capital III LLC), Revenue Bonds (Series 2026), 6.000%, Mandatory Tender 1/1/2031	1,023,854
2,000,000		Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/15/2055	2,067,465
		TOTAL	20,385,760
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $437,379,419)	436,488,551
	[6]	SHORT-TERM MUNICIPALS—2.2%
		Alabama—0.6%
200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 2.150%, 3/2/2026	200,000
250,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 2.100%, 3/2/2026	250,000
400,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 2.050%, 3/2/2026	400,000
1,500,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.050%, 3/2/2026	1,500,000
300,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.050%, 3/2/2026	300,000
		TOTAL	2,650,000
		Kentucky—0.2%
1,000,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.070%, 3/2/2026	1,000,000
		New York—0.6%
2,600,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 1.900%, 3/2/2026	2,600,000
		Pennsylvania—0.1%
300,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.000%, 3/2/2026	300,000
		Texas—0.7%
2,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025D) Daily VRDNs, (Royal Bank of Canada LIQ), 2.000%, 3/2/2026	2,000,000
1,400,000		New Hope Cultural Education Facilities Finance Corporation (Children’s Health System of Texas), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 1.950%, 3/2/2026	1,400,000
		TOTAL	3,400,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $9,950,000)	9,950,000
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		WARRANTS—0.0%
		Industrials—0.0%
24,000	[1,5]	Brightline Holdings LLC, Warrants (IDENTIFIED COST $24,000)	$ 48,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $447,353,419)[7]	446,486,551
		OTHER ASSETS AND LIABILITIES - NET—1.4%[8]	6,292,640
		NET ASSETS—100%	$452,779,191
At February 28, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Notes 10 Year Short Futures	130	$ (14,795,625)	June 2026	$(5,165)
United States Treasury Notes Long Bond Short Futures	70	$ (8,292,813)	June 2026	$(2,826)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(7,991)
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.1% of the Fund’s portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Zero coupon bond.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2026, these restricted securities amounted to $67,304,126, which represented 14.9% of net assets.

5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

6
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

7	The cost of investments for federal tax purposes amounts to $444,259,405.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$435,420,914	$1,067,637	$436,488,551
Short-Term Municipals	—	9,950,000	—	9,950,000
Equity Security:
Warrants	—	—	48,000	48,000
TOTAL SECURITIES	$—	$445,370,914	$1,115,637	$446,486,551
Other Financial Instruments:*
Liabilities	$(7,991)	$—	$—	$(7,991)

*	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
CVI	—Contingent-Value Instruments
EDA	—Economic Development Authority
EDR	—Economic Development Revenue
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
SID	—Special Improvement District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.77	$8.22	$7.80	$8.14	$9.40	$8.90
Income From Investment Operations:
Net investment income[1]	0.18	0.33	0.32	0.33	0.28	0.31
Net realized and unrealized gain (loss)	0.36	(0.47)	0.42	(0.37)	(1.26)	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.14)	0.74	(0.04)	(0.98)	0.81
Less Distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.32)	(0.30)	(0.28)	(0.31)
Net Asset Value, End of Period	$8.15	$7.77	$8.22	$7.80	$8.14	$9.40
Total Return[2]	7.06%	(1.70)%	9.66%	(0.50)%	(10.60)%	9.19%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4,5]	0.89%[5]	0.89%[5]	0.89%[5]	0.89%	0.89%
Net investment income	4.56%[4]	4.07%	4.09%	4.13%	3.16%	3.35%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.17%	0.18%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,279	$119,075	$137,264	$150,104	$178,383	$224,522
Portfolio turnover[7]	8%	31%	20%	17%	27%	12%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.89%, 0.89%, 0.89% and 0.89% for the six months ended February 28, 2026 and for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.76	$8.21	$7.79	$8.13	$9.39	$8.90
Income From Investment Operations:
Net investment income[1]	0.15	0.27	0.26	0.27	0.21	0.24
Net realized and unrealized gain (loss)	0.35	(0.46)	0.42	(0.37)	(1.25)	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.50	(0.19)	0.68	(0.10)	(1.04)	0.73
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.26)	(0.24)	(0.22)	(0.24)
Net Asset Value, End of Period	$8.13	$7.76	$8.21	$7.79	$8.13	$9.39
Total Return[2]	6.54%	(2.40)%	8.89%	(1.23)%	(11.26)%	8.27%
Ratios to Average Net Assets:
Net expenses[3]	1.64%[4,5]	1.64%[5]	1.64%[5]	1.64%[5]	1.64%	1.64%
Net investment income	3.79%[4]	3.32%	3.34%	3.37%	2.41%	2.62%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.17%	0.18%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,353	$8,873	$12,114	$13,713	$18,017	$25,061
Portfolio turnover[7]	8%	31%	20%	17%	27%	12%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.64%, 1.64%, 1.64% and 1.64% for the six months ended February 28, 2026 and for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.77	$8.22	$7.80	$8.14	$9.39	$8.90
Income From Investment Operations:
Net investment income[1]	0.18	0.33	0.32	0.32	0.28	0.31
Net realized and unrealized gain (loss)	0.35	(0.46)	0.42	(0.36)	(1.25)	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.53	(0.13)	0.74	(0.04)	(0.97)	0.80
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.32)	(0.30)	(0.28)	(0.31)
Net Asset Value, End of Period	$8.14	$7.77	$8.22	$7.80	$8.14	$9.39
Total Return[2]	6.93%	(1.67)%	9.69%	(0.48)%	(10.49)%	9.08%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4,5]	0.89%[5]	0.89%[5]	0.89%[5]	0.89%	0.89%
Net investment income	4.54%[4]	4.07%	4.09%	4.12%	3.16%	3.35%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.17%	0.18%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,677	$75,125	$98,900	$109,065	$147,878	$189,045
Portfolio turnover[7]	8%	31%	20%	17%	27%	12%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.89%, 0.89%, 0.89% and 0.89% for the six months ended February 28, 2026 and for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.75	$8.20	$7.79	$8.12	$9.38	$8.89
Income From Investment Operations:
Net investment income[1]	0.19	0.35	0.34	0.35	0.30	0.33
Net realized and unrealized gain (loss)	0.36	(0.46)	0.41	(0.36)	(1.26)	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.55	(0.11)	0.75	(0.01)	(0.96)	0.82
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.34)	(0.32)	(0.30)	(0.33)
Net Asset Value, End of Period	$8.13	$7.75	$8.20	$7.79	$8.12	$9.38
Total Return[2]	7.21%	(1.43)%	9.85%	(0.11)%	(10.39)%	9.37%
Ratios to Average Net Assets:
Net expenses[3]	0.64%[4,5]	0.64%[5]	0.64%[5]	0.64%[5]	0.64%	0.64%
Net investment income	4.83%[4]	4.32%	4.33%	4.38%	3.41%	3.59%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.17%	0.18%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$253,471	$227,528	$235,819	$170,139	$179,629	$174,234
Portfolio turnover[7]	8%	31%	20%	17%	27%	12%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.64%, 0.64%, 0.64% and 0.64% for the six months ended February 28, 2026 and for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
February 28, 2026 (unaudited)

Assets:
Investment in securities, at value (identified cost $447,353,419)	$446,486,551
Cash	142,471
Income receivable	5,911,040
Receivable for shares sold	544,220
Prepaid expenses	10,618
Total Assets	453,094,900
Liabilities:
Payable for shares redeemed	$124,992
Payable for portfolio accounting fees	73,387
Payable for other service fees (Notes 2 and 5)	35,870
Payable for share registration costs	28,682
Payable for transfer agent fees	27,980
Payable for investment adviser fee (Note 5)	10,758
Payable for variation margin on futures contracts	7,991
Payable for distribution services fee (Note 5)	4,797
Payable for administrative fee (Note 5)	1,252
TOTAL LIABILITIES	315,709
Net assets for 55,651,619 shares outstanding	$452,779,191
Net Assets Consist of:
Paid-in capital	$522,497,084
Total distributable earnings (loss)	(69,717,893)
NET ASSETS	$452,779,191
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($119,279,081 ÷ 14,635,194 shares outstanding), no par value, unlimited shares authorized	$8.15
Offering price per share (100/95.50 of $8.15)	$8.53
Redemption proceeds per share	$8.15
Class C Shares:
Net asset value per share ($8,352,556 ÷ 1,027,043 shares outstanding), no par value, unlimited shares authorized	$8.13
Offering price per share	$8.13
Redemption proceeds per share (99.00/100 of $8.13)	$8.05
Class F Shares:
Net asset value per share ($71,676,884 ÷ 8,803,734 shares outstanding), no par value, unlimited shares authorized	$8.14
Offering price per share (100/99.00 of $8.14)	$8.22
Redemption proceeds per share (99.00/100 of $8.14)	$8.06
Institutional Shares:
Net asset value per share ($253,470,670 ÷ 31,185,648 shares outstanding), no par value, unlimited shares authorized	$8.13
Offering price per share	$8.13
Redemption proceeds per share	$8.13
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended February 28, 2026 (unaudited)

Investment Income:
Interest	$11,996,751
Expenses:
Investment adviser fee (Note 5)	$1,318,014
Administrative fee (Note 5)	172,732
Custodian fees	7,439
Transfer agent fees	119,187
Directors’/Trustees’ fees (Note 5)	2,363
Auditing fees	21,201
Legal fees	5,054
Distribution services fee (Note 5)	32,134
Other service fees (Notes 2 and 5)	250,439
Portfolio accounting fees	82,937
Share registration costs	32,970
Printing and postage	13,764
Miscellaneous (Note 5)	16,620
TOTAL EXPENSES	2,074,854
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(375,636)
Reduction of custodian fees (Note 6)	(1,220)
TOTAL WAIVER AND REDUCTION	(376,856)
Net expenses	1,697,998
Net investment income	10,298,753
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(2,878,580)
Net change in unrealized depreciation of investments	22,738,299
Net change in unrealized appreciation of futures contracts	(7,991)
Net realized and unrealized gain (loss) on investments and futures contracts	19,851,728
Change in net assets resulting from operations	$30,150,481
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2026	Year Ended 8/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,298,753	$19,325,807
Net realized loss	(2,878,580)	(13,120,666)
Net change in unrealized appreciation/depreciation	22,730,308	(13,770,552)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,150,481	(7,565,411)
Distributions to Shareholders:
Class A Shares	(2,449,288)	(5,052,522)
Class C Shares	(145,017)	(343,073)
Class F Shares	(1,516,599)	(3,511,398)
Institutional Shares	(5,209,365)	(9,864,501)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,320,269)	(18,771,494)
Share Transactions:
Proceeds from sale of shares	42,181,262	74,546,372
Net asset value of shares issued to shareholders in payment of distributions declared	8,457,999	17,135,630
Cost of shares redeemed	(49,290,976)	(118,841,515)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,348,285	(27,159,513)
Change in net assets	22,178,497	(53,496,418)
Net Assets:
Beginning of period	430,600,694	484,097,112
End of period	$452,779,191	$430,600,694
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
February 28, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $376,856 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$148,119
Class C Shares	10,711
Class F Shares	91,609
TOTAL	$250,439
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $3,298,348. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense,
Semi-Annual Financial Statements and Additional Information

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at February 28, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	1/18/2024	$800,000	$835,984
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$652,825	$605,511
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$503,529	$465,778
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$800,000	$791,113
Build NYC Resource Corporation (RiverSpring Health Senior Living), Rivers Edge Revenue Bonds (Series 2026), (Original Issue Yield: 7.030%), 7.000%, 12/15/2055	2/6/2026	$1,494,195	$1,512,020
California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	11/26/2025	$1,447,449	$780,300
California Public Finance Authority (Sunrise of Manhattan Beach), Senior Living Rental Housing Revenue Bonds (Series 2025-A1), (Original Issue Yield: 7.000%), 6.750%, 7/1/2065	2/6/2025	$1,933,132	$2,155,539
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Revenue Bonds (Series 2017), 5.000%, 6/1/2037	4/20/2020	$1,002,031	$1,004,954
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$503,071	$476,225
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	10/5/2017	$587,627	$598,555
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$526,838	$475,369
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	5/19/2020	$2,250,541	$2,251,681
Capital Projects Finance Authority, FL (Trilogy Community Development Foundation, Inc.), Millenia Moments Orlando Project Revenue Bonds (Series 2025A), (Original Issue Yield: 7.400%), 7.125%, 1/1/2065	4/21/2025	$1,447,350	$1,561,658
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	4/17/2020	$946,760	$1,003,553
Director of the State of Nevada Department of Business and Industry (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	11/26/2025	$1,447,449	$780,300
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$905,000	$849,465
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	11/8/2022	$936,840	$1,000,218
Florida Local Government Finance Commission (The Sanctuary at Village on the Isle), Revenue Bond Anticipation Notes (Series 2025A), 11.000%, 12/22/2030	12/11/2025	$1,000,000	$1,040,331
Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	6/25/2025	$2,625,000	$2,755,718
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,978,150	$1,995,049
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2024), 4.625%, Mandatory Tender 6/1/2035	12/18/2024	$500,000	$522,536
Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	2/11/2022	$1,030,752	$885,428
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	5/22/2020	$2,863,219	$3,036,985
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,941,439	$2,725,000
Mississippi Business Finance Corp. (Waste Pro USA, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025), 4.375%, Mandatory Tender 8/2/2027	11/7/2025	$1,000,000	$1,012,728
National Finance Authority, NH (Bridgeland Water & Utility District 490, 491, & 158), Special Revenue Bonds (Series 2024), 5.375%, 12/15/2035	9/13/2024	$700,000	$700,152
Semi-Annual Financial Statements and Additional Information

Security	Acquisition Date	Cost	Value
National Finance Authority, NH (Highlands Project MUDs), Special Revenue Bonds (Series 2024), 5.125%, 12/15/2030	10/9/2024	$600,000	$601,399
New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	3/24/2023	$1,480,320	$1,675,678
New Jersey EDA (Repauno Port & Rail Terminal), Dock and Wharf Facility Revenue Bonds (Series 2025), (Original Issue Yield: 6.516%), 6.375%, 1/1/2035	5/16/2025	$1,485,878	$1,580,884
Panorama Public Infrastructure District No. 1, LT GO Bonds (Series 2025A), 6.250%, 3/1/2055	11/14/2025	$2,000,000	$2,026,698
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	10/6/2022	$1,000,000	$1,086,953
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	10/6/2022	$1,000,000	$1,071,130
Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	10/23/2020	$1,750,000	$332,500
Public Finance Authority, WI (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	12/14/2023	$700,000	$743,933
Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	6/12/2020	$1,392,446	$1,283,876
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2/2/2023	$2,000,000	$2,098,726
Public Finance Authority, WI (Mater Academy of Nevada), East Las Vegas Campus Revenue Bonds (Series 2024A), 5.000%, 12/15/2054	9/25/2024	$1,514,515	$1,404,667
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	11/15/2022	$2,416,980	$2,852,269
Public Finance Authority, WI Revenue (Anthem/Freedom, TX Municipal Utility District), Revenue Anticipation Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 5.750%), 0.000%, 12/15/2037	2/28/2025	$421,614	$423,308
Public Finance Authority, WI Revenue (Briarwood and Park Place Projects), Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 6.750%), 0.000%, 12/15/2036	5/9/2025	$988,479	$994,910
Public Finance Authority, WI Revenue (Sky Harbour Capital III LLC), Revenue Bonds (Series 2026), 6.000%, Mandatory Tender 1/1/2031	1/30/2026	$1,000,000	$1,023,854
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3/21/2024	$3,820,200	$3,879,799
Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.450%), 6.250%, 6/1/2061	9/11/2025	$1,749,912	$1,813,096
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	7/21/2023	$1,000,000	$1,066,883
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$967,613	$1,000,479
The Industrial Development Authority of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	6/6/2025	$1,335,000	$1,397,330
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	4/27/2020	$1,867,772	$2,002,149
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,017,848
Virgin Islands Hotel Development Financing Corporation (Frenchman’s Reef Hotel Acquisition Project), Senior Lien Hotel Revenue Bonds (Series 2025A-1), (Original Issue Yield: 6.250%), 6.000%, 12/1/2055	12/18/2025	$1,932,654	$2,006,770
Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Revenue Bonds, 6.250%, 1/1/2061	11/13/2025	$970,974	$1,001,055
West Virginia EDA (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	3/20/2025	$1,000,000	$1,095,782
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on future contracts	$7,991*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2026
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(7,991)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	847,559	$6,816,349	1,295,847	$10,466,827
Shares issued to shareholders in payment of distributions declared	287,320	2,299,757	590,843	4,741,477
Shares redeemed	(1,816,639)	(14,597,413)	(3,261,138)	(26,198,138)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(681,760)	$(5,481,307)	(1,374,448)	$(10,989,834)
	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	73,129	$587,108	160,751	$1,278,418
Shares issued to shareholders in payment of distributions declared	18,150	145,017	42,788	343,064
Shares redeemed	(208,092)	(1,667,930)	(535,305)	(4,263,706)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(116,813)	$(935,805)	(331,766)	$(2,642,224)
	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	122,836	$982,615	90,862	$728,815
Shares issued to shareholders in payment of distributions declared	175,326	1,401,957	408,952	3,281,821
Shares redeemed	(1,168,476)	(9,366,464)	(2,860,499)	(22,825,270)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(870,314)	$(6,981,892)	(2,360,685)	$(18,814,634)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,215,862	$33,795,190	7,756,870	$62,072,312
Shares issued to shareholders in payment of distributions declared	577,818	4,611,268	1,096,431	8,769,268
Shares redeemed	(2,955,496)	(23,659,169)	(8,248,458)	(65,554,401)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,838,184	$14,747,289	604,843	$5,287,179
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	169,297	$1,348,285	(3,462,056)	$(27,159,513)
4. FEDERAL TAX INFORMATION
At February 28, 2026, the cost of investments for federal tax purposes was $444,259,405. The net unrealized appreciation of investments for federal tax purposes was $2,219,155. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $14,978,056 and unrealized depreciation from investments for those securities having an excess of cost over value of $12,758,901. The amounts presented are inclusive of derivative contracts.
At August 31, 2025, the Fund had a capital loss carryforward of $69,377,873 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$17,400,008	$51,977,865	$69,377,873
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2026, the Adviser voluntarily waived $375,636 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2026, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class F Shares	0.05%
Semi-Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$32,134
For the six months ended February 28, 2026, FSC retained $4,384 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2026, the Fund’s Class A Shares and Class F Shares did not incur a distribution services fee; however, each may begin to incur this fee upon approval by the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2026, FSC retained $4,081 in sales charges from the sale of Class A Shares. FSC also retained $750, $443 and $519 of CDSC relating to redemptions of Class A, Class C and Class F Shares, respectively.
Other Service Fees
For the six months ended February 28, 2026, FSSC received $7,016 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the six months ended February 28, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $28,755,000 and $38,385,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended February 28, 2026, the Fund’s expenses were offset by $1,220 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2026, were as follows:
Purchases	$34,647,760
Sales	$45,336,255
8. CONCENTRATION OF RISK
The Fund has 52.2% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly higher for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.
Semi-Annual Financial Statements and Additional Information

9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2026, the Fund had no outstanding loans. During the six months ended February 28, 2026, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2026, there were no outstanding loans. During the six months ended February 28, 2026, the program was not utilized.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Municipal High Yield Advantage Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Semi-Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Municipal High Yield Advantage Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923864
CUSIP 313923849
CUSIP 313923831
CUSIP 313923815
8040407 (4/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
February 28, 2026

Share Class | Ticker	A | OMIAX	F | OMIFX	Institutional | OMIIX

Federated Hermes Ohio Municipal Income Fund

A Portfolio of Federated Hermes Municipal Securities Income Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.4%
	Guam—0.7%
$ 500,000	Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.000%, 1/1/2031	$ 547,039
	Ohio—93.2%
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center, Akron), Hospital Refunding Revenue Bonds (Series 2002A), (Original Issue Yield: 4.120%), 4.000%, 11/15/2042	1,002,824
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2026@100), 5.250%, 11/15/2041	1,020,947
380,000	American Municipal Power-Ohio, Inc. (AMP - Combined Hydroelectric Projects), Revenue Bonds (Series 2024A), 5.000%, 2/15/2036	438,820
1,000,000	American Municipal Power-Ohio, Inc. (AMP - Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2025A), 5.000%, 2/15/2046	1,060,349
1,500,000	American Municipal Power-Ohio, Inc. (AMP - Prairie State Energy), Revenue Bonds (Series 2019C), 4.000%, 2/15/2039	1,530,551
1,000,000	Avon Lake, OH City School District, School Facilities Bonds (Series 2025), 5.000%, 12/1/2052	1,044,685
635,000	Avon Lake, OH City School District, UT GO Refunding Bonds (Series 2014A), 3.500%, 12/1/2029	635,307
530,000	Big Walnut, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2018B), 5.000%, 12/1/2040	551,776
130,000	Bowling Green State University, OH, General Receipts Bonds (Series 2017B), 3.500%, 6/1/2037	130,248
255,000	Bowling Green State University, OH, General Receipts Bonds (Series 2020A), 4.000%, 6/1/2038	262,774
130,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 4.000%, 6/1/2038	131,046
350,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 5.000%, 6/1/2036	373,125
850,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	701,857
235,000	Cincinnati, OH Water System, Refunding Revenue Bonds (Series 2017A), 3.000%, 12/1/2035	235,362
1,350,000	Cleveland, OH (Cleveland, OH Water Pollution Control), Water Pollution Control Revenue Bonds (Series 2024), 5.000%, 11/15/2054	1,409,851
1,100,000	Cleveland, OH (Cleveland, OH Water), Revenue Bonds (Series 2024HH), 5.000%, 1/1/2054	1,160,941
500,000	Cleveland, OH Airport System, Airport System Revenue Bonds (Series 2018A), 5.000%, 1/1/2027	509,968
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.000%, 10/1/2030	1,054,955
125,000	Cleveland, OH, LT GO Various Purpose and Refunding Bonds (Series 2021A), 3.000%, 12/1/2031	127,146
220,000	Cleveland, OH, Various Purpose GO Bonds (Series 2023A), 5.000%, 12/1/2043	238,630
235,000	Cleveland, OH, Various Purpose GO Bonds (Series 2023A), 5.000%, 12/1/2045	251,222
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2047	2,011,686
1,205,000	Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.250%, 1/1/2041	1,339,111
500,000	Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	529,694
500,000	Copley-Fairlawn, OH School District, UT GO Classroom Facilities Construction and Improvement Bonds (Series 2023), 4.000%, 12/1/2052	474,194
800,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional STEM Schools, Inc.), Development Revenue Bonds (Series 2024), 5.000%, 12/1/2054	792,815
1,060,000	Franklin County, OH (Nationwide Children’s Hospital), Hospital Facilities Revenue Refunding and Improvement Bonds (Series 2017A), 4.000%, 11/1/2047	1,007,665
1,000,000	Franklin County, OH (Nationwide Children’s Hospital), Hospital Refunding and Improvement Revenue Bonds (Series 2025A), 5.250%, 11/1/2055	1,056,463
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	999,992
720,000	Gahanna OH, City of, Capital Facilities Bonds (Series 2024B), 4.000%, 12/1/2046	706,500
200,000	Greenon Local School District, UT GO Bonds (Series 2017), 4.000%, 10/1/2033	201,778
1,000,000	Hamilton County, OH (Cincinnati Children’s Hospital Medical Center), Hospital Facilities Revenue Bonds (Series 2019CC), 5.000%, 11/15/2041	1,192,351
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	500,460
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$ 500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	$ 488,951
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2050	1,032,251
500,000	Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	519,875
500,000	Hamilton County, OH Sewer System Revenue, Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	520,170
1,000,000	Hamilton County, OH, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2037	1,031,589
675,000	JobsOhio Beverage System, OH, Revenue Refunding and New Money Bonds (Series 2025A), 5.000%, 1/1/2053	709,875
150,000	Kings Local School District, OH, UT GO School Improvement Bonds (Series 2025), 5.000%, 12/1/2031	171,189
180,000	Kings Local School District, OH, UT GO School Improvement Bonds (Series 2025), 5.000%, 12/1/2032	206,677
135,000	Licking Heights, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2017A), (Ohio School District Credit Enhancement INS), 3.375%, 10/1/2047	114,117
155,000	Little Miami, OH Local School District, UT GO Bonds (Series 2018A), (Ohio School District Credit Enhancement GTD), 4.000%, 11/1/2055	137,037
335,000	Lucas County, OH, Capital Facility Improvement Bonds (Series 2020), 3.000%, 12/1/2037	315,610
415,000	Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2034	436,252
375,000	Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2036	391,952
725,000	Miami University, OH, General Receipts Revenue and Refunding Bonds (Series 2024A), 5.000%, 9/1/2039	822,235
410,000	Milford, OH Exempted Village School District, UT GO School Improvement Refunding Bonds (Series 2025), (Ohio School District Credit Enhancement INS), 5.000%, 12/1/2033	477,278
500,000	Montgomery County, OH (Solvita), Health Care Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.250%, 9/1/2054	506,534
1,000,000	North Canton, OH, LT GO Fire Station Construction Bonds (Series 2025), (Original Issue Yield: 5.090%), 5.000%, 12/1/2053	1,025,851
1,000,000	North Olmsted, OH School District, UT GO School Improvement Bonds (Series 2023B), (Assured Guaranty, Inc. INS), 5.500%, 10/15/2059	1,054,722
550,000	North Ridgeville, OH CSD, School Improvement Bonds (Series 2024), 4.375%, 12/1/2050	542,701
275,000	North Royalton, OH City School District, UT GO School Improvement Refunding Bonds (Series 2025), 5.000%, 12/1/2045	298,758
1,150,000	Oberlin City School District, Certificates of Participation (Series 2025), 4.500%, 11/1/2049	1,152,884
1,000,000	Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2005), 3.750%, 1/1/2029	1,015,544
1,000,000	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Air Quality Revenue Refunding Bonds (Series 2026A), 3.875%, 1/1/2036	1,026,549
500,000	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Air Quality Revenue Refunding Bonds (Series 2026C), 4.125%, 1/1/2036	509,477
500,000	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	503,970
500,000	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	475,927
1,000,000	Ohio HFA Multifamily Housing (Marsh Run Homes Rehab, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 2/1/2029	1,008,777
485,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024A), 4.650%, 9/1/2054	485,965
395,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024B), 4.100%, 9/1/2039	403,470
100,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2025B), 5.100%, 9/1/2045	103,853
240,000	Ohio State (Columbus, OH), Transportation Project Revenue Bonds (Series 2016-1), 2.750%, 11/15/2031	239,995
200,000	Ohio State Higher Educational Facility Commission (Ashtabula County Medical Center), Healthcare Facility Revenue Bonds (Series 2022), 5.250%, 1/1/2052	200,748
100,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 3.250%, 12/1/2035	100,004
1,155,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Refunding Revenue Bonds (Series 2017A), 4.000%, 1/1/2039	1,166,421
250,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 3.250%, 1/1/2037	249,120
1,000,000	Ohio State Higher Educational Facility Commission (Judson Obligated Group), Healthcare Facility Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	954,128
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 500,000		Ohio State Higher Educational Facility Commission (Otterbein Homes), Health Facility Revenue Bonds (Series 2021B), 4.000%, 7/1/2031	$ 525,329
1,000,000		Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2022A), (Original Issue Yield: 4.240%), 4.000%, 2/1/2052	877,221
470,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2019B), 5.000%, 12/1/2035	511,067
1,060,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	1,094,732
1,260,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2021A), 5.000%, 12/1/2046	1,332,643
500,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2025A), 5.000%, 4/1/2030	555,029
2,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2025B), 5.000%, 10/1/2045	2,170,594
465,000		Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2036	477,384
990,000		Ohio State, Higher Education UT GO Bonds (Series 2021A), 4.000%, 5/1/2036	1,045,582
1,050,000		Ohio State, UT GO Bonds (Series 2019A), 5.000%, 6/15/2037	1,122,922
1,210,000	[1]	Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	1,248,007
205,000		Perry, OH Local School District, UT GO School Improvement Bonds (Series 2020), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2035	205,127
350,000		Port of Greater Cincinnati, OH Development Authority (3CDC Parking Facilities Obligated Group), Parking Revenue and Refunding Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.000%, 12/1/2055	361,639
450,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. GTD), 5.000%, 12/1/2032	516,406
750,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2063	767,415
775,000		Revere, OH Local School District, School Facilities Improvement Refunding Bonds (Series 2017), 3.250%, 12/1/2045	667,191
500,000		Shaker Heights, OH, School Facilities Improvement Bonds (Series 2024), 4.375%, 12/15/2061	482,302
1,135,000		Shaker Heights, OH, UT GO Bonds, 4.000%, 12/1/2052	1,019,750
555,000		Toledo, OH, LT GO Various Purpose Improvement Bonds (Series 2022), (Assured Guaranty, Inc. INS), 5.500%, 12/1/2042	613,834
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	1,005,740
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2025A), 5.250%, 6/1/2047	1,072,409
500,000		Warren County, OH (Community First Solutions), Refunding Revenue Bonds (Series 2024A), 5.000%, 5/15/2049	500,544
500,000		Warren County, OH (Community First Solutions), Refunding Revenue Bonds (Series 2024A), 5.000%, 5/15/2052	493,094
1,000,000		Warren County, OH Health Care Facilities (Otterbein Homes), Improvement and Refunding Revenue Bonds (Series 2024), 5.000%, 7/1/2044	1,041,202
1,470,000		Westerville, OH, Capital Facilities Bonds (Series 2025), 5.000%, 12/1/2037	1,721,300
235,000		Willoughby-Eastlake, OH CSD, UT GO School Improvement Bonds (Series 2016), 3.375%, 12/1/2036	232,265
760,000		Winton Woods, OH School District, UT GO Classroom Facilities Refunding Bonds (Series 2022), (Build America Mutual Assurance INS), 4.000%, 11/1/2049	728,058
500,000		Worthington City, OH City School District, UT GO Bonds (Series 2023), 5.500%, 12/1/2054	533,841
		TOTAL	68,008,176
		Puerto Rico—3.5%
771,429		Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	526,500
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2033	1,023,402
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	979,438
		TOTAL	2,529,340
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $70,705,549)	71,084,555
	[2]	SHORT-TERM MUNICIPALS—1.6%
		Ohio—1.6%
700,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 1.960%, 3/5/2026	700,000
Semi-Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 425,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 1.900%, 3/2/2026	$ 425,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,125,000)	1,125,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $71,830,549)[3]	72,209,555
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	760,714
		NET ASSETS—100%	$72,970,269
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.7% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2026, these restricted securities amounted to $1,248,007, which represented 1.7% of net assets.

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	The cost of investments for federal tax purposes amounts to $71,699,762.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CSD	—Central School District
CVI	—Contingent-Value Instruments
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.03	$10.47	$10.13	$10.32	$11.50	$11.40
Income From Investment Operations:
Net investment income[1]	0.17	0.31	0.28	0.27	0.27	0.25
Net realized and unrealized gain (loss)	0.45	(0.45)	0.33	(0.20)	(1.21)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.14)	0.61	0.07	(0.94)	0.34
Less Distributions:
Distributions from net investment income	(0.17)	(0.30)	(0.27)	(0.26)	(0.23)	(0.24)
Distributions from net realized gain	—	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.30)	(0.27)	(0.26)	(0.24)	(0.24)
Net Asset Value, End of Period	$10.48	$10.03	$10.47	$10.13	$10.32	$11.50
Total Return[2]	6.19%	(1.38)%	6.15%	0.68%	(8.22)%	2.99%
Ratios to Average Net Assets:
Net expenses[3]	0.77%[4,5]	0.77%[5]	0.77%[5]	0.77%[5]	0.77%	0.77%
Net investment income	3.38%[4]	3.00%	2.76%	2.52%	2.09%	2.08%
Expense waiver/reimbursement[6]	0.41%[4]	0.40%	0.34%	0.27%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,717	$14,984	$16,744	$18,678	$22,235	$44,097
Portfolio turnover[7]	15%	30%	35%	17%	17%	5%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.77% for the six months ended
February 28, 2026, and 0.77%, 0.77% and 0.77% for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.04	$10.47	$10.13	$10.32	$11.51	$11.40
Income From Investment Operations:
Net investment income[1]	0.17	0.29	0.27	0.24	0.21	0.22
Net realized and unrealized gain (loss)	0.44	(0.44)	0.33	(0.19)	(1.18)	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.61	(0.15)	0.60	0.05	(0.97)	0.33
Less Distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.26)	(0.24)	(0.21)	(0.22)
Distributions from net realized gain	—	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.16)	(0.28)	(0.26)	(0.24)	(0.22)	(0.22)
Net Asset Value, End of Period	$10.49	$10.04	$10.47	$10.13	$10.32	$11.51
Total Return[2]	6.10%	(1.43)%	5.99%	0.53%	(8.44)%	2.93%
Ratios to Average Net Assets:
Net expenses[3]	0.92%[4,5]	0.92%[5]	0.92%[5]	0.92%[5]	0.92%	0.92%
Net investment income	3.23%[4]	2.85%	2.61%	2.36%	1.94%	1.93%
Expense waiver/reimbursement[6]	0.66%[4]	0.65%	0.59%	0.52%	0.44%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,261	$35,553	$43,407	$48,409	$58,194	$74,669
Portfolio turnover[7]	15%	30%	35%	17%	17%	5%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.92% for the six months ended
February 28, 2026, and 0.92%, 0.92% and 0.92% for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.04	$10.47	$10.13	$10.32	$11.51	$11.40
Income From Investment Operations:
Net investment income[1]	0.19	0.33	0.31	0.29	0.26	0.26
Net realized and unrealized gain (loss)	0.43	(0.44)	0.33	(0.19)	(1.18)	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.11)	0.64	0.10	(0.92)	0.37
Less Distributions:
Distributions from net investment income	(0.18)	(0.32)	(0.30)	(0.29)	(0.26)	(0.26)
Distributions from net realized gain	—	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.32)	(0.30)	(0.29)	(0.27)	(0.26)
Net Asset Value, End of Period	$10.48	$10.04	$10.47	$10.13	$10.32	$11.51
Total Return[2]	6.21%	(1.03)%	6.42%	0.94%	(8.07)%	3.32%
Ratios to Average Net Assets:
Net expenses[3]	0.52%[4,5]	0.52%[5]	0.52%[5]	0.52%[5]	0.52%	0.52%
Net investment income	3.62%[4]	3.26%	3.01%	2.76%	2.34%	2.32%
Expense waiver/reimbursement[6]	0.41%[4]	0.40%	0.34%	0.27%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,993	$22,645	$21,419	$27,865	$42,461	$37,120
Portfolio turnover[7]	15%	30%	35%	17%	17%	5%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.52% for the six months ended
February 28, 2026, and 0.52%, 0.52% and 0.52% for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
February 28, 2026 (unaudited)

Assets:
Investment in securities (identified cost $71,830,549)	$72,209,555
Cash	16,095
Income receivable	806,901
Receivable for shares sold	19,966
Prepaid expenses	14,830
Total Assets	73,067,347
Liabilities:
Payable for portfolio accounting fees	$54,387
Payable for share registration costs	24,020
Payable for other service fees (Notes 2 and 5)	9,589
Payable for transfer agent fees (Note 2)	4,252
Payable for distribution services fee (Note 5)	3,926
Payable for investment adviser fee (Note 5)	533
Payable for shares redeemed	220
Payable for administrative fee (Note 5)	151
TOTAL LIABILITIES	97,078
Net assets for 6,960,149 shares outstanding	$72,970,269
Net Assets Consist of:
Paid-in capital	$78,098,034
Total distributable earnings (loss)	(5,127,765)
NET ASSETS	$72,970,269
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($15,716,647 ÷ 1,499,385 shares outstanding), no par value, unlimited shares authorized	$10.48
Offering price per share (100/95.50 of $10.48)	$10.97
Redemption proceeds per share	$10.48
Class F Shares:
Net asset value per share ($34,260,680 ÷ 3,267,398 shares outstanding), no par value, unlimited shares authorized	$10.49
Offering price per share (100/99.00 of $10.49)	$10.60
Redemption proceeds per share (99.00/100 of $10.49)	$10.39
Institutional Shares:
Net asset value per share ($22,992,942 ÷ 2,193,366 shares outstanding), no par value, unlimited shares authorized	$10.48
Offering price per share	$10.48
Redemption proceeds per share	$10.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended February 28, 2026 (unaudited)

Investment Income:
Interest	$1,513,094
Expenses:
Investment adviser fee (Note 5)	$145,869
Administrative fee (Note 5)	29,152
Custodian fees	486
Transfer agent fees	25,439
Directors’/Trustees’ fees (Note 5)	1,501
Auditing fees	18,240
Legal fees	6,049
Distribution services fee (Note 5)	69,423
Other service fees (Notes 2 and 5)	62,408
Portfolio accounting fees	64,371
Share registration costs	26,494
Printing and postage	9,919
Miscellaneous (Note 5)	12,014
TOTAL EXPENSES	471,365
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(145,781)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(45,692)
Reduction of custodian fees (Note 6)	(1,070)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION	(192,543)
Net expenses	278,822
Net investment income	1,234,272
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(61,125)
Net realized loss on futures contracts	(21,533)
Net change in unrealized depreciation of investments	3,243,320
Net realized and unrealized gain (loss) on investments and futures contracts	3,160,662
Change in net assets resulting from operations	$4,394,934
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2026	Year Ended 8/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,234,272	$2,331,206
Net realized loss	(82,658)	(1,537,845)
Net change in unrealized appreciation/depreciation	3,243,320	(1,875,559)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,394,934	(1,082,198)
Distributions to Shareholders:
Class A Shares	(248,448)	(454,342)
Class F Shares	(538,631)	(1,086,954)
Institutional Shares	(401,855)	(699,961)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,188,934)	(2,241,257)
Share Transactions:
Proceeds from sale of shares	5,036,410	11,713,679
Net asset value of shares issued to shareholders in payment of distributions declared	1,027,836	1,902,415
Cost of shares redeemed	(9,482,237)	(18,679,639)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,417,991)	(5,063,545)
Change in net assets	(211,991)	(8,387,000)
Net Assets:
Beginning of period	73,182,260	81,569,260
End of period	$72,970,269	$73,182,260
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
February 28, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of the Federated Hermes Ohio Municipal Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
11

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $192,543 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$19,052
Class F Shares	43,356
TOTAL	$62,408
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at February 28, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	11/7/2023	$1,228,654	$1,248,007
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based
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upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At February 28, 2026, the Fund had no outstanding futures contracts.
The average notional value of futures contracts held by the Fund throughout the period was $28,360. This is based on amounts held as of each day throughout the six month period.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(21,533)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	139,949	$1,449,044	322,102	$3,302,133
Shares issued to shareholders in payment of distributions declared	23,959	248,120	44,266	453,194
Shares redeemed	(157,693)	(1,629,551)	(472,488)	(4,832,809)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,215	$67,613	(106,120)	$(1,077,482)
	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	12,402	$128,741	63,734	$653,074
Shares issued to shareholders in payment of distributions declared	50,021	518,146	101,627	1,040,819
Shares redeemed	(336,756)	(3,484,094)	(768,356)	(7,853,596)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(274,333)	$(2,837,207)	(602,995)	$(6,159,703)
	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	334,514	$3,458,625	756,942	$7,758,472
Shares issued to shareholders in payment of distributions declared	25,257	261,570	39,965	408,402
Shares redeemed	(422,909)	(4,368,592)	(586,019)	(5,993,234)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(63,138)	$(648,397)	210,888	$2,173,640
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(331,256)	$(3,417,991)	(498,227)	$(5,063,545)
4. FEDERAL TAX INFORMATION
At February 28, 2026, the cost of investments for federal tax purposes was $71,699,762. The net unrealized appreciation of investments for federal tax purposes was $509,793. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,290,170 and unrealized depreciation from investments for those securities having an excess of cost over value of $780,377.
As of August 31, 2025, the Fund had a capital loss carryforward of $5,703,125 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$760,005	$4,943,120	$5,703,125
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2026, the Adviser voluntarily waived $145,781 of its fee and reimbursed $2,336 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2026, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class F Shares	$69,423	$(43,356)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2026, FSC retained $26,067 of fees paid by the Fund. For the six months ended February 28, 2026, the Fund’s Class A shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2026, FSC retained $1,068 in sales charges from the sale of Class A Shares. FSC also retained $143 of CDSC relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended February 28, 2026, FSSC received $894 of other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended February 28, 2026, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $8,175,000 and $13,095,000 respectively. Net realized gain (loss) recognized on these transactions was $0.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.77%, 0.92% and 0.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended February 28, 2026, the Fund’s expenses were offset by $1,070 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2026, were as follows:
Purchases	$12,022,224
Sales	$10,657,203
8. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2026, 10.0% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2026, the Fund had no outstanding loans. During the six months ended February 28, 2026, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2026, there were no outstanding loans. During the six months ended February 28, 2026, the program was not utilized.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
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12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Ohio Municipal Income Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information
19

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
20

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
21

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Ohio Municipal Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923823
CUSIP 313923609
CUSIP 313923765
2032305 (4/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
February 28, 2026

Share Class | Ticker	A | PAMFX	Institutional | PAMIX

Federated Hermes Pennsylvania Municipal Income Fund

A Portfolio of Federated Hermes Municipal Securities Income Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.3%
		Pennsylvania—94.2%
$1,000,000		Adam County, PA General Authority (Cross Keys Village - Brethren Home Community), Revenue Bonds (Series 2024A), 5.000%, 6/1/2054	$ 978,910
1,000,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.500%, 1/1/2048	1,060,035
1,000,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.500%, 1/1/2050	1,067,736
530,000		Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2019A), 5.000%, 8/1/2027	550,645
2,000,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	2,020,073
1,250,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2024), 5.000%, 12/1/2049	1,306,467
1,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2025), 5.000%, 12/1/2045	1,081,764
500,000		Allegheny County, PA, UT GO Refunding Bonds (Series C-80), 5.000%, 12/1/2054	516,664
500,000	[1]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	522,490
750,000		Bensalem Township School District, PA, UT GO Bonds (Series 2025B), (Pennsylvania School District Intercept Program GTD), 5.000%, 6/1/2042	813,437
1,000,000		Bethlehem, PA Area School District, LT GO Bonds (Series 2025), (Build America Mutual Assurance INS), 5.000%, 10/1/2043	1,071,504
1,000,000		Bethlehem, PA Area School District, LT GO Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 8/1/2035	1,141,709
1,450,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,476,359
1,000,000		Canon McMillan, PA School District, LT GO Bonds (Series 2025), (Pennsylvania School District Intercept Program GTD), 5.250%, 12/1/2051	1,060,422
1,000,000		Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.000%, 7/15/2032	1,065,599
500,000		Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.000%, 11/15/2042	509,406
500,000		Centre County, PA, UT GO Bonds (Series 2022), 5.000%, 7/1/2035	553,276
1,250,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), (Original Issue Yield: 4.820%), 4.750%, 12/15/2037	1,265,530
1,250,000		Clairton, PA Municipal Authority, Sewer Revenue Bonds (Series 2024B), (Original Issue Yield: 4.680%), 4.375%, 12/1/2042	1,274,272
625,000		Coatesville, PA School District, UT GO Bonds (Series 2025), (Pennsylvania School District Intercept Program GTD), 5.250%, 11/15/2040	701,084
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), (Original Issue Yield: 4.035%), (Assured Guaranty, Inc. INS), 4.000%, 6/1/2039	1,003,490
1,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2026), 5.000%, 4/1/2040	1,156,013
1,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Series 2023), 4.000%, 9/1/2043	1,010,697
1,000,000		Conewago Valley, PA School District, UT GO Bonds (Series 2025), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2055	1,028,213
305,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	305,245
1,000,000		Cumberland Valley, PA School District, UT GO Bonds (Series 2025A), (Build America Mutual Assurance LOC), 5.000%, 12/1/2053	1,033,973
1,250,000		Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 5/1/2040	1,251,900
1,250,000		Delaware County, PA, UT GO Bonds (Series 2024), 5.000%, 8/1/2046	1,316,446
1,000,000		Delaware County, PA, UT GO Bonds (Series 2025), 5.000%, 8/1/2042	1,121,493
1,130,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2033	1,208,938
250,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2038	264,532
200,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2039	211,757
500,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2040	528,424
1,000,000		Delaware River Port Authority, Revenue Refunding Bonds (Series 2025), 5.000%, 1/1/2040	1,139,755
1,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2024A), 4.000%, 9/1/2034	1,085,635
1,100,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2044	1,140,135
1,000,000		Lancaster, PA Municipal Authority (Luthercare), Healthcare Facilities Revenue Bonds (Series 2025), 5.000%, 12/1/2055	987,553
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Lancaster, PA School District, LT GO Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 6/1/2035	$ 1,150,418
500,000		Lower Merion, PA School District, LT GO Bonds (Series 2020), 4.000%, 11/15/2031	522,783
1,000,000		Middletown, PA Area School District, LT GO Bonds (Series 2024), (Build America Mutual Assurance INS), 5.000%, 3/1/2041	1,082,008
1,260,000		Monroe County, PA, UT GO Bonds (Series 2021A), 4.000%, 7/15/2036	1,299,527
1,000,000		Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2025A), 5.000%, 11/15/2049	1,010,756
1,125,000		Montgomery County, PA IDA (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	1,153,833
1,000,000		Mount Lebanon, PA Hospital Authority (St. Clair Memorial Hospital), Hospital Revenue Bonds (Series 2018), 5.000%, 7/1/2038	1,040,325
1,000,000		Muhlenberg, PA School District, UT GO Bonds (Series 2025), (Original Issue Yield: 5.050%), 5.000%, 5/15/2050	1,041,570
750,000		Northampton County, PA General Purpose Authority (Lehigh University), Higher Education Revenue Bonds (Series 2024A), 5.000%, 11/15/2034	892,988
1,000,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2016A), 4.000%, 8/15/2040	1,000,467
1,000,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	875,674
1,000,000		Parkland, PA School District, LT GO Bonds (Series 2025), 5.000%, 2/1/2049	1,043,402
500,000	[1]	Pennsylvania Economic Development Financing Authority (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	548,318
1,000,000		Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	1,000,666
1,000,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2042	1,002,364
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	1,062,819
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.750%, 6/30/2048	1,057,628
1,000,000		Pennsylvania Economic Development Financing Authority (Villanova University), Revenue Bonds (Series 2024), (Original Issue Yield: 4.140%), 4.000%, 8/1/2054	899,424
860,000		Pennsylvania HFA, Single Family Mortgage Revenue Bonds (Series 2023-142A), 5.500%, 10/1/2053	918,756
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	903,161
285,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	249,159
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2025A), 5.000%, Mandatory Tender 3/15/2035	1,110,043
2,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 5.250%, 11/1/2048	2,124,338
500,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2025A), 5.000%, 2/15/2055	525,677
1,500,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Subordinate Revenue Refunding Bonds (Series 2021B), 4.000%, 12/1/2053	1,361,583
1,250,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	1,308,096
1,250,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Refunding Bonds (First Series 2025), 5.000%, 12/1/2040	1,433,719
400,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.000%, 12/1/2036	455,494
500,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.000%, 12/1/2037	565,378
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2024), 5.000%, 12/1/2043	1,105,840
500,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2025A), 5.250%, 12/1/2055	533,718
1,000,000		Pennsylvania State University, Revenue Bonds (Series 2024), 5.250%, 9/1/2054	1,068,790
1,000,000		Pennsylvania State University, Revenue Bonds (Series 2025), 5.000%, 9/1/2045	1,097,319
1,000,000		Philadelphia, PA (Philadelphia, PA Division of Aviation), Airport Revenue and Refunding Bonds (Series 2017A), 5.000%, 7/1/2047	1,010,464
1,000,000		Philadelphia, PA (Philadelphia, PA Division of Aviation), Airport Revenue and Refunding Bonds (Series 2025B), 5.500%, 7/1/2051	1,065,774
500,000		Philadelphia, PA Authority for Industrial Development (Philadelphia, PA), City Service Agreement Revenue Refunding Bonds (Series 2025B), 5.000%, 12/1/2043	554,620
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,065,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	$ 1,066,778
1,000,000		Philadelphia, PA Authority for Industrial Development (The Children’s Hospital of Philadelphia), Hospital Revenue Bonds (Series 2024A), 5.500%, 7/1/2053	1,081,321
1,250,000		Philadelphia, PA Gas Works Co., Gas Works Revenue Bonds (Seventeenth Series A), (Assured Guaranty, Inc. INS), 5.250%, 8/1/2054	1,325,107
1,000,000		Philadelphia, PA School District, LT GO Bonds (Series 2018B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2043	1,036,432
1,500,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2023B), (Assured Guaranty, Inc. INS), 5.500%, 9/1/2053	1,616,761
500,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2039	530,524
500,000		Philadelphia, PA, GO Bonds (Series 2025A), 5.250%, 8/1/2044	560,671
655,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, Parking System Revenue Bonds (Series 2017), 5.000%, 12/15/2037	673,211
1,000,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.250%, 9/1/2050	1,064,313
1,500,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2026A), 5.000%, 9/1/2052	1,574,035
1,000,000		Ridley, PA School District, LT GO Bonds (Series 2024A), (Assured Guaranty, Inc. INS)/(Pennsylvania School District Intercept Program GTD), 5.000%, 11/15/2050	1,027,905
1,000,000		Scranton, PA School District, GO Bonds (Series 2017E), (Build America Mutual Assurance INS), 5.000%, 12/1/2035	1,037,337
2,000,000		St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2012B), 5.000%, 11/15/2027	2,089,446
1,340,000		State College Area School District, PA, GO Bonds (Series 2018), (Pennsylvania School District Intercept Program GTD), 5.000%, 5/15/2044	1,381,498
500,000		University of Pittsburgh, University Capital Project Bonds (Series 2023A), 5.000%, 2/15/2034	592,463
1,000,000		Westmoreland County, PA Municipal Authority, Municipal Service Revenue Bonds (Series 2025), (Assured Guaranty, Inc. INS), 5.000%, 8/15/2049	1,048,191
1,000,000		Westmoreland County, PA Municipal Authority, Municipal Service Revenue Refunding Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 8/15/2040	1,132,700
		TOTAL	89,747,173
		Puerto Rico—3.1%
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	1,001,221
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	979,438
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	973,144
		TOTAL	2,953,803
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $91,691,767)	92,700,976
	[2]	SHORT-TERM MUNICIPALS—3.2%
		Pennsylvania—3.2%
3,000,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.000%, 3/2/2026 (IDENTIFIED COST $3,000,000)	3,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,000,000)	3,000,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $94,691,767)[3]	95,700,976
		OTHER ASSETS AND LIABILITIES - NET—(0.5%)[4]	(470,588)
		NET ASSETS—100%	$95,230,388
Semi-Annual Financial Statements and Additional Information
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.9% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2026, these restricted securities amounted to $1,070,808, which represented 1.1% of net assets.

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	The cost of investments for federal tax purposes amounts to $94,622,325.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LOC	—Letter of Credit
LT	—Limited Tax
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.66	$10.09	$9.84	$9.99	$11.22	$11.08
Income From Investment Operations:
Net investment income[1]	0.17	0.32	0.29	0.27	0.24	0.25
Net realized and unrealized gain (loss)	0.43	(0.43)	0.25	(0.16)	(1.20)	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.11)	0.54	0.11	(0.96)	0.39
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.29)	(0.26)	(0.24)	(0.24)
Distributions from net realized gain	—	—	—	—	(0.03)	(0.01)
TOTAL DISTRIBUTIONS	(0.17)	(0.32)	(0.29)	(0.26)	(0.27)	(0.25)
Net Asset Value, End of Period	$10.09	$9.66	$10.09	$9.84	$9.99	$11.22
Total Return[2]	6.24%	(1.11)%	5.61%	1.15%	(8.63)%	3.60%
Ratios to Average Net Assets:
Net expenses[3]	0.76%[4,5]	0.76%[5]	0.76%[5]	0.76%[5]	0.76%	0.76%
Net investment income	3.42%[4]	3.27%	2.97%	2.76%	2.28%	2.27%
Expense waiver/reimbursement[6]	0.31%[4]	0.31%	0.25%	0.23%	0.19%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,819	$72,334	$78,629	$99,250	$116,884	$150,106
Portfolio turnover[7]	10%	35%	26%	19%	16%	11%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.76% for the six months ended
February 28, 2026, and 0.76%, 0.76% and 0.76% for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.65	$10.08	$9.83	$9.99	$11.22	$11.08
Income From Investment Operations:
Net investment income[1]	0.18	0.35	0.32	0.30	0.27	0.28
Net realized and unrealized gain (loss)	0.43	(0.44)	0.25	(0.17)	(1.20)	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.61	(0.09)	0.57	0.13	(0.93)	0.42
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.32)	(0.29)	(0.27)	(0.27)
Distributions from net realized gain	—	—	—	—	(0.03)	(0.01)
TOTAL DISTRIBUTIONS	(0.18)	(0.34)	(0.32)	(0.29)	(0.30)	(0.28)
Net Asset Value, End of Period	$10.08	$9.65	$10.08	$9.83	$9.99	$11.22
Total Return[2]	6.36%	(0.88)%	5.86%	1.28%	(8.42)%	3.83%
Ratios to Average Net Assets:
Net expenses[3]	0.53%[4,5]	0.53%[5]	0.53%[5]	0.53%[5]	0.53%	0.53%
Net investment income	3.65%[4]	3.50%	3.20%	3.00%	2.53%	2.49%
Expense waiver/reimbursement[6]	0.29%[4]	0.29%	0.23%	0.21%	0.17%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,412	$22,248	$23,688	$17,454	$13,202	$10,033
Portfolio turnover[7]	10%	35%	26%	19%	16%	11%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.53% for the six months ended
February 28, 2026, and 0.53%, 0.53% and 0.53% for the years ended August 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
February 28, 2026 (unaudited)

Assets:
Investment in securities (identified cost $94,691,767)	$95,700,976
Cash	52,140
Income receivable	1,093,987
Receivable for shares sold	25,910
Total Assets	96,873,013
Liabilities:
Payable for investments purchased	$1,567,170
Payable for other service fees (Notes 2 and 5)	13,637
Payable for investment adviser fee (Note 5)	564
Payable for shares redeemed	400
Payable for administrative fee (Note 5)	226
Accrued expenses	60,628
TOTAL LIABILITIES	1,642,625
Net assets for 9,441,230 shares outstanding	$95,230,388
Net Assets Consist of:
Paid-in capital	$100,349,463
Total distributable earnings (loss)	(5,119,075)
NET ASSETS	$95,230,388
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($71,818,641 ÷ 7,119,170 shares outstanding), no par value, unlimited shares authorized	$10.09
Offering price per share (100/95.50 of $10.09)	$10.57
Redemption proceeds per share	$10.09
Institutional Shares:
Net asset value per share ($23,411,747 ÷ 2,322,060 shares outstanding), no par value, unlimited shares authorized	$10.08
Offering price per share	$10.08
Redemption proceeds per share	$10.08
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Operations
Six Months Ended February 28, 2026 (unaudited)

Investment Income:
Interest	$1,992,080
Expenses:
Investment adviser fee (Note 5)	$190,461
Administrative fee (Note 5)	37,678
Custodian fees	1,416
Transfer agent fees	32,072
Directors’/Trustees’ fees (Note 5)	1,561
Auditing fees	18,111
Legal fees	6,119
Other service fees (Notes 2 and 5)	90,221
Portfolio accounting fees	59,899
Share registration costs	21,093
Printing and postage	10,975
Miscellaneous (Note 5)	11,947
TOTAL EXPENSES	481,553
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(136,637)
Reimbursement of other operating expenses (Notes 2 and 5)	(7,184)
Reduction of custodian fees (Note 6)	(1,239)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(145,060)
Net expenses	336,493
Net investment income	1,655,587
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(187,348)
Net change in unrealized depreciation of investments	4,358,977
Net realized and unrealized gain (loss) on investments	4,171,629
Change in net assets resulting from operations	$5,827,216
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2026	Year Ended 8/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,655,587	$3,301,397
Net realized loss	(187,348)	(1,572,833)
Net change in unrealized appreciation/depreciation	4,358,977	(2,828,890)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,827,216	(1,100,326)
Distributions to Shareholders:
Class A Shares	(1,234,845)	(2,418,980)
Institutional Shares	(421,721)	(840,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,656,566)	(3,259,208)
Share Transactions:
Proceeds from sale of shares	4,483,934	15,055,097
Net asset value of shares issued to shareholders in payment of distributions declared	1,401,264	2,769,082
Cost of shares redeemed	(9,407,325)	(21,199,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,522,127)	(3,375,145)
Change in net assets	648,523	(7,734,679)
Net Assets:
Beginning of period	94,581,865	102,316,544
End of period	$95,230,388	$94,581,865
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Notes to Financial Statements
February 28, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
10

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $145,060 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2026, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$90,221	$(7,184)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at February 28, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	1/18/2024	$500,000	$522,490
Pennsylvania Economic Development Financing Authority (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	3/20/2025	$500,000	$548,318
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based
Semi-Annual Financial Statements and Additional Information
11

upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At February 28, 2026, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	127,773	$1,272,496	697,711	$6,894,190
Shares issued to shareholders in payment of distributions declared	111,595	1,113,215	218,293	2,152,352
Shares redeemed	(611,090)	(6,082,499)	(1,218,432)	(12,067,997)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(371,722)	$(3,696,788)	(302,428)	$(3,021,455)
	Six Months Ended 2/28/2026		Year Ended 8/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	322,125	$3,211,438	828,683	$8,160,907
Shares issued to shareholders in payment of distributions declared	28,889	288,049	62,629	616,730
Shares redeemed	(334,256)	(3,324,826)	(934,927)	(9,131,327)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,758	$174,661	(43,615)	$(353,690)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(354,964)	$(3,522,127)	(346,043)	$(3,375,145)
4. FEDERAL TAX INFORMATION
At February 28, 2026, the cost of investments for federal tax purposes was $94,622,325. The net unrealized appreciation of investments for federal tax purposes was $1,078,651. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,822,195 and unrealized depreciation from investments for those securities having an excess of cost over value of $743,544.
As of August 31, 2025, the Fund had a capital loss carryforward of $6,133,117 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,068,203	$5,064,914	$6,133,117
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2026, the Adviser voluntarily waived $136,637 of its fee.
Semi-Annual Financial Statements and Additional Information
12

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2026, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 28, 2026, FSSC received $11,472 and reimbursed $7,184 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2026, FSC retained $1,849 in sales charges from the sale of Class A Shares.
Interfund Transactions
During the six months ended February 28, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $12,375,000 and $10,150,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% and 0.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended February 28, 2026, the Fund’s expenses were offset by $1,239 under these arrangements.
Semi-Annual Financial Statements and Additional Information
13

7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2026, were as follows:
Purchases	$9,413,360
Sales	$13,183,403
8. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2026, 29.4% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2026, the Fund had no outstanding loans. During the six months ended February 28, 2026, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2026, there were no outstanding loans. During the six months ended February 28, 2026, the program was not utilized.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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14

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information
17

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
18

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
19

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Pennsylvania Municipal Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923708
CUSIP 313923757
2032304 (4/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Municipal High Yield Advantage Fund: Not Applicable.

Federated Hermes Ohio Municipal Income Fund: Not Applicable.

Federated Hermes Pennsylvania Municipal Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Municipal High Yield Advantage Fund: Not Applicable.

Federated Hermes Ohio Municipal Income Fund: Not Applicable.

Federated Hermes Pennsylvania Municipal Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Municipal High Yield Advantage Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Ohio Municipal Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Pennsylvania Municipal Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Municipal High Yield Advantage Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Ohio Municipal Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Pennsylvania Municipal Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Municipal Securities Income Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  April 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2026